Note 8 - Subsequent Events (Details Textual) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Apr. 17, 2025	Mar. 31, 2025	May 28, 2025	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)				5,000	143,303
ATM Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)		800		1,304,260
Proceeds from Issuance of Common Stock		$ 1,746		$ 2,100,000	$ 2,000	$ 0
Subsequent Event [Member] | Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	5,000
Subsequent Event [Member] | Share-Based Payment Arrangement, Employee [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in shares)	1,250
Subsequent Event [Member] | Share-Based Payment Arrangement, Employee [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)	10 years
Subsequent Event [Member] | ATM Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			289,144
Proceeds from Issuance of Common Stock			$ 600,000